Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

10. SHARE-BASED COMPENSATION

Share-based compensation such as RSUs, incentive and non-statutory stock options, restricted shares, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under 2021 Omnibus Equity Incentive Plan (“2021 Plan”), 2021 Second Omnibus Equity Incentive Plan (“2021 Second Plan”) and 2023 Omnibus Equity Incentive Plan (“2023 Plan”). An aggregate of 2,415,293 RSUs were granted under the 2021 Plan and no ordinary shares remain reserved for issuance under the 2021 Plan. There are 5,000,000 ordinary shares reserved for issuance under the Company’s 2021 Second Plan, under which 2,886,372 RSUs and 395,000 share options were granted as of December 31, 2023. There are 5,000,000 ordinary shares reserved for issuance under the Company’s 2023 Plan, under which 450,000 RSUs have been granted as of December 31, 2023.

Restricted Stock Units (“RSUs”)

On June 30, 2023, the Company granted 50,000 RSUs to each of the Company’s CEO and CFO in accordance with their compensation arrangement. All of these RSUs were immediately vested.

On July 11, 2023, the Company granted 100,000 RSUs to employees in accordance with their compensation arrangement. All of these RSUs were immediately vested.

On December 8, 2023, the Company granted 1,630,000 RSUs to employees in accordance with their compensation arrangement. All of these RSUs were immediately vested.

On December 29, 2023, the Company granted 200,000 RSUs to each of the Company’s CEO and CFO in accordance with their compensation arrangement. All of these RSUs were immediately vested.

On December 31, 2023, the Company granted 50,000 RSUs to each of the Company’s CEO and CFO in accordance with their compensation arrangement. All of these RSUs were immediately vested.

As of December 31, 2023, the Company had no unvested RSUs.

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended December 31, 2023, 2022 and 2021 is as follows:

	Number of RSUs	Weighted average grant date fair value

Awarded and unvested as of January 1, 2021	-	$-
Granted	2,426,293	9.18
Vested	(2,247,617)	8.82
Awarded and unvested as of December 31, 2021	178,676	16.67
Granted	54,000	2.26
Vested	(221,368)	12.43
Awarded and unvested as of December 31, 2022	11,308	15.02
Granted	3,271,372	3.53
Vested	(3,282,680)	3.57
Awarded and unvested as of December 31, 2023	-	$-

For the years ended December 31, 2023, 2022, and 2021, the Company recognized share-based compensation expense of $8,681,373, $1,935,948, and $20,461,318 in connection with the above RSU awards. As of December 31, 2023, the Company had $nil unrecognized compensation costs related to unvested RSUs.

Share options

On July 11, 2023, the Company granted an aggregate of 40,000 shares options to three employees. All of these share options are subject to an 8-quarter service vesting schedule, and vest 1/8 for each quarter at an exercise price of $4.11. The fair value of the share option was determined at $3.20 per share option, by reference to the closing price on grant date.

The Company recognizes compensation expenses related to those options on a straight-line basis over the vesting periods. For the years ended December 31, 2023, 2022 and 2021, the Company recognized share-based compensation expenses of $437,438, $326,743 and $nil. As of December 31, 2023, there were $282,775 of unrecognized compensation costs related to all outstanding share options.

The following table summarizes the share option activities for the years ended December 31, 2023 and 2022:

	Number of Options	Weighted Average Grant Date Fair value	Weighted Average Remaining Contract Life (in years)

Options outstanding on December 31, 2021	—	—	—
Granted	355,000	$2.67	2.28
Forfeited	(21,875)	1.13	—
Expired	—	—	—
Exercised	—	—	—
Options outstanding on December 31, 2022	333,125	$2.77	1.51
Granted	40,000	3.20	2.00
Forfeited	(6,250)	1.13	—
Expired	—	—	—
Exercised	(1,875)	1.13	—
Options outstanding on December 31, 2023	365,000	$2.85	0.62
Vested and exercisable on December 31, 2023	265,208	$2.80	0.46
Vested and expected to vest on December 31, 2023	365,000	$2.85	0.62

Other share-based compensation

In May 2021 and July 2021, the Company issued 80,232 and 100,000 ordinary shares as payment to two service providers for marketing and promotion services and financial consulting services, respectively. The Company recognized share-based compensation expenses aggregating $1,446,098, at per share price by reference to the closing price on issuance dates.

In April 2022, the Company issued 245,098 ordinary shares to a service provider for marketing service. The marketing service would be provided for a period of 12 months. The Company recognized share-based compensation expenses aggregating $1,000,000, at per share price by reference to the closing price on issuance dates.

In July 2023, the Company entered into a two-year service agreement with a consulting firm and, in relation to this agreement, granted the firm 500,000 RSUs, all of which vested immediately. Over the duration of the service agreement, the Company will recognize share-based compensation expenses aggregating $1.9 million based upon the closing price of the Company’s common stock on date of agreement.

In December 2023, the Company awarded 441,372 RSUs to a consulting firm as compensation for successfully securing a customer for our business under a three-year service agreement. The payment due to the consulting firm was offset by share-based compensation expenses aggregating $0.9 million in accordance with the terms of the service agreement.